Fair value of financial instruments - Summary of Net Interest Income From Financial Instruments (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Interest income	$ 28,145	$ 34,883
Interest expense	8,143	14,048
Net interest income	20,002	20,835
Interest and dividend income [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	4,551	8,480
Interest and dividend income [member] | Financial assets measured at fair value through other comprehensive income [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	375	957
Interest and dividend income [member] | Financial assets measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest income	23,219	25,446
Interest expense [member] | Financial liabilities measured at amortized cost [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	5,278	7,983
Interest expense [member] | Financial assets measured at fair value through profit or loss [member]
Disclosure of detailed information about financial instruments [line items]
Interest expense	$ 2,865	$ 6,065